Related Party Transactions - Schedule of Nature of Relationships (Details)	12 Months Ended
Dec. 31, 2025
Wenzhou Ailefu Technology Co. Ltd. (“Ailefu”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 100% owned by Xiangze
Hangzhou Xiangze Trading Co. Ltd. (“Xiangze”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 100% owned by Lingyi Kong
Wenzhou Leiling Technology Development Co. Ltd. (“Leiling”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity with Shengling Xiang as legal representative
Shanghai Fushishenye Mechanical and Electrical Equipment Co. Ltd. (“Fushishenye”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity with Lingyi Kong as legal representative
Zhejiang Rayak Technology Co. Ltd. (“Rayak Tech”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity 85% owned by Shengling Xiang and 15% owned by Zhejiang Leiya Electronics Co., Ltd.
Chuanlong Lin [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Relative of Lingyi Kong; former controlling shareholder of New Focus
Shengling Xiang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Executive and legal rep of the Company
Lingyi Kong [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Controlling shareholder of the Company
Chunhua Xiang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Relative of Lingyi Kong